Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

12.   Property, plant and equipment

							Right-of-use
							lease
							assets
		Owned Assets					(Note 2a)
		Computer	Buildings and	Furniture
		hardware and	leasehold	and	Assets under
(millions)	Note	network assets	improvements	equipment	construction	Total	Buildings	Total
At cost
As at January 1, 2019, adjusted		$37.2	$69.0	$106.9	$23.0	$236.1	$138.4	$374.5
Additions		0.9	1.8	8.2	47.1	58.0	68.2	126.2
Dispositions retirements and other		(15.8)	(12.7)	17.8	(4.6)	(15.3)	(2.3)	(17.6)
Assets under construction put into service		10.4	19.9	23.1	(53.4)	—	—	—
Foreign currency translation adjustments		(0.4)	(0.2)	(0.8)	(0.9)	(2.3)	(1.8)	(4.1)
As at December 31, 2019		$32.3	$77.8	$155.2	$11.2	$276.5	$202.5	$479.0
Additions		1.3	4.6	20.1	36.2	62.2	27.5	89.7
Additions from Acquisition	13(c)	6.3	9.4	23.9	1.9	41.5	35.1	76.6
Dispositions retirements and other		(0.4)	(7.7)	(13.6)	(3.0)	(24.7)	(10.3)	(35.0)
Assets under construction put into service		6.2	8.9	16.8	(31.9)	—	—	—
Foreign currency translation adjustments		0.3	2.1	4.2	0.2	6.8	9.2	16.0
As at December 31, 2020		$46.0	$95.1	$206.6	$14.6	$362.3	$264.0	$626.3
Accumulated depreciation
As at January 1, 2019		$18.9	$31.4	$70.6	$—	$120.9	$—	$120.9
Depreciation		6.2	10.0	22.0	—	38.2	34.9	73.1
Dispositions retirements and other		(9.2)	(13.5)	7.1	—	(15.6)	(0.3)	(15.9)
Foreign currency translation adjustments		0.3	(0.1)	(0.2)	—	—	(0.1)	(0.1)
As at December 31, 2019		$16.2	$27.8	$99.5	$—	$143.5	$34.5	$178.0
Depreciation		7.2	12.0	32.5	—	51.7	47.7	99.4
Dispositions retirements and other		(0.2)	(8.1)	(8.3)	—	(16.6)	(0.1)	(16.7)
Foreign currency translation adjustments		—	0.4	1.6	—	2.0	1.5	3.5
As at December 31, 2020		$23.2	$32.1	$125.3	$—	$180.6	$83.6	$264.2
Net Book Value
As at December 31, 2019		$16.1	$50.0	$55.7	$11.2	$133.0	$168.0	$301.0
As at December 31, 2020		$22.8	$63.0	$81.3	$14.6	$181.7	$180.4	$362.1